Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net profit for the year	R$ 177,079	R$ 126,338	R$ 27,310
Other comprehensive income to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	(1,007)	27,084	3,410
Currency translation adjustment of joint venture spin-off		(30,616)
Total comprehensive income for the year	R$ 176,072	R$ 122,806	R$ 30,720